Related Party Transactions - Schedule of Significant Transactions with Related Parties (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Purchase of clinical trials related services	¥ 0	¥ 0
Hangzhou Simo Company Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Purchase of clinical trials related services			¥ 5,948,000
Frontage Laboratories (Suzhou) Company Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Purchase of clinical trials related services			2,157,000
Hangzhou Tigermed Consulting Company Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Purchase of clinical trials related services			1,069,000
Beijing Medical Development (Suzhou) Company Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Purchase of clinical trials related services			301,000
Shanghai Tigermed Consulting Company Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Purchase of clinical trials related services			¥ 34,000